INSTITUTIONAL [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
INSTITUTIONAL | INSTITUTIONAL
Prospectus [Line Items]
Average Annual Return, Percent	4.16%	3.13%	2.06%